Cash and Cash Equivalents Disclosure	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents  and  short term investments are comprised of the following:
	December 31,
	2012	2011
Total cash and cash equivalents	7,041	4,900
Short term investments	1,036	1,572
Total cash and cash equivalents, and short term investments	8,077	6,472

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value. In 2012 and 2011, short term investments comprise € 1.0 million pledged in favour of the bank as a collateral to a € 1.0 million short term loan. See Note 13.